Lease obligations - Lease liabilities (Details)	Dec. 31, 2021 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	$ 1,508,914
2022
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	446,571
2023
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	477,290
2024
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	337,842
2025
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	$ 247,211